SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries and benefits	$ 636,497	$ 510,615	$ 563,165
Subcontractors expense (recovery)	366	(16,318)	570
Software and other	39,944	9,804	26,653
Depreciation	1,498	2,399	3,933
Cost of revenue	$ 678,305	$ 506,500	$ 594,321